NET LOSS PER SHARE - Basic and Diluted (Details) - USD ($)	3 Months Ended			4 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss	$ (10,405,903)	$ (673,687)		$ (574,687)	$ (3,586,390)
Denominator
Weighted average shares outstanding of common stock	405,000				405,000
Q S I Operations Inc
Numerator
Net loss	$ (11,779,000)		$ (10,314,000)			$ (36,613,000)	$ (35,792,000)
Numerator for Basic and Dilutive Net Loss per Share - Loss attributable to Common Stockholders	$ (11,779,000)		$ (10,314,000)			$ (36,613,000)	$ (35,792,000)
Denominator
Common Stock	6,932,353		6,696,563			6,715,314	6,453,890
Weighted average shares outstanding of common stock	6,932,353		6,696,563			6,715,314	6,453,890
Basic and diluted income per share	$ (1.70)		$ (1.54)			$ (5.45)	$ (5.55)